20. Commitments and contingencies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Rental expenses | $		$ 297		$ 297		$ 293
ZHEJIANG TIANLAN
Rental expenses	¥ 0		¥ 0		¥ 0
ZHEJIANG JIAHUAN
Rental expenses	¥ 0		¥ 0		¥ 0